Tax status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Tax status	Tax status
The Plan sponsor adopted a non-standardized pre-approved plan document. The Internal Revenue Service (“IRS”) has determined and informed the pre-approved plan sponsor, by an opinion letter dated on August 19, 2020, that the pre-approved plan is designed in accordance with applicable sections of the Code. The Plan has not received a determination letter specific to the Plan itself. The Plan sponsor has indicated that it will take the necessary steps, if any, to bring the Plan’s operations into compliance with the Code. Therefore, no provision for income taxes has been included in the Plan’s financial statements.
GAAP requires management responsible for the Plan to evaluate uncertain tax positions. The financial statement effect of a tax position is recognized when the position is more likely than not, based on the financial merits, to be sustained upon examination by the IRS. The Plan’s administrator has analyzed the tax positions, and has concluded that as of December 31, 2025 and 2024, there are no uncertain tax positions taken or expected to be taken. The Plan has recognized no interest or penalties related to uncertain tax positions. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.